Dispositions	12 Months Ended
Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Dispositions
Dispositions

Northwest Hydro Electric Facilities

On January 31, 2019, AltaGas completed the disposition of its remaining 55 percent indirect interest in the Northwest Hydro Electric facilities in British Columbia (Northwest Hydro) for net cash proceeds of approximately $1.3 billion. The disposition was completed through the sale of 55 percent of Northwest Hydro Limited Partnership, a subsidiary of AltaGas which indirectly held the Northwest Hydro facilities. As a result, AltaGas recognized a pre-tax gain on disposition of approximately $687.6 million in the Consolidated Statements of Income (Loss) under the line item “other income” for the year ended December 31, 2019.

Non-Core Midstream and Power Assets in Canada

On February 1, 2019, AltaGas completed the disposition of certain non-core Midstream and Power assets for gross cash proceeds of approximately $87.8 million. As a result, AltaGas recognized a pre-tax loss on disposition of approximately $1.2 million in the Consolidated Statements of Income (Loss) under the line item “other income” for the year ended December 31, 2019.

Architect of the Capitol (AOC) Project

In February 2019, AltaGas completed the disposition of a financing receivable related to the construction of an energy management services project for gross cash proceeds of approximately $73.5 million. As a result, AltaGas recognized a pre-tax loss on disposition of approximately $1.3 million in the Consolidated Statements of Income (Loss) under the line item “other income” for the year ended December 31, 2019.

Stonewall Gas Gathering System

On May 31, 2019, AltaGas completed the disposition of WGL Midstream's entire interest in the Stonewall Gas Gathering System (Stonewall) to a wholly-owned subsidiary of DTE Energy Company for gross cash proceeds of approximately $379.2 million (US$280 million). As a result, AltaGas recognized a pre-tax gain on disposition of $34.1 million in the Consolidated Statements of Income (Loss) under the line item “other income” for the year ended December 31, 2019.

Biomass Assets

On August 13, 2019, AltaGas completed the disposition of its equity ownership interests in Craven County Wood Energy LP and Grayling Generation Station LP for net proceeds of approximately $24.5 million (US$18.5 million). There was no gain or loss resulting from this disposition.

Distributed Generation Assets

On September 26, 2019, AltaGas closed the disposition of its portfolio of U.S. distributed generation assets for gross cash proceeds of approximately $975.0 million (US$735.0 million). As a result, AltaGas recognized a pre-tax gain on disposition of approximately $167.5 million in the Consolidated Statements of Income (Loss) under the line item "other income" for the year ended December 31, 2019. There are certain projects for which ownership will not legally transfer to the purchaser until various consents and approvals are obtained. As such, the carrying value of the assets and liabilities relating to these projects remain classified as held for sale on the Consolidated Balance Sheets as at December 31, 2019 (Note 5). The portion of the purchase price relating to these projects is approximately $32.2 million (US$24.8 million) and is recorded within "accounts payable and accrued liabilities" on the Consolidated Balance Sheets until these projects are legally transferred to the purchaser. The pre-tax gain related to these remaining projects has also been deferred and will be recognized as these projects are legally transferred. The purchaser is entitled to after-tax earnings from the distributed generation projects, including those awaiting consent, beginning September 1, 2019.

Capital Spare

In the third quarter of 2019, AltaGas completed the sale of a capital spare turbine in the Power segment for gross cash proceeds of $4.6 million (US$3.5 million). There was no gain or loss resulting from this disposition in the year ended December 31, 2019.

Investment in Meade

On November 13, 2019, AltaGas completed the disposition of its investment in Meade Pipeline Co. LLC (Meade) which held WGL Midstream's indirect, non-operating interest in the Central Penn pipeline (Central Penn), for cash proceeds of approximately $811.5 million (US$610.8 million). As a result, AltaGas recognized a pre-tax loss on disposition of $11.1 million in the Consolidated Statements of Income (Loss) under the line item “other income” for the year ended December 31, 2019. During 2019, AltaGas also recognized a pre-tax provision of $44.2 million against AltaGas' investment in Meade Pipeline Co. LLC (Note 14).
Assets Held For Sale

As at	December 31, 2019	December 31, 2018
Assets held for sale
Cash	$—	$4.9
Accounts receivable	—	85.2
Inventory	—	0.5
Property, plant and equipment	22.9	1,189.6
Intangible assets	—	248.7
Operating right-of-use assets	0.4	—
Goodwill	1.0	—
Other long-term assets	3.2	—
	$27.5	$1,528.9

Liabilities associated with assets held for sale
Accounts payable and accrued liabilities	$—	$23.8
Asset retirement obligations	0.2	10.8
Unamortized investment tax credits	3.2	—
Operating lease liabilities - long-term	0.4	—
Other long-term liabilities	—	136.8
	$3.8	$171.4

Distributed Generation Assets

In September 2019, AltaGas closed the sale of its portfolio of U.S. distributed generation assets (Note 4). However, there are certain projects for which ownership will not legally transfer to the purchaser until various consents and approvals are obtained. As such, the carrying value of the assets and liabilities related to these projects remain classified as held for sale at December 31, 2019. These assets are recorded in the Power segment.